Description of the Business and Management's Plans (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				18 Months Ended
	Jul. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Proceeds from Issuance of Private Placement (in Dollars)	$ 5,516,000				$ 5,516,495		$ 11,000,000
Net Income (Loss) Attributable to Parent		(1,074,555)	(2,135,606)		(5,148,923)	(6,455,506)		(8,311,411)	(9,454,235)	(7,159,060)
Retained Earnings (Accumulated Deficit)		(64,937,533)			(64,937,533)			(59,788,610)	(51,477,199)
Working Capital Deficit								13,053,306
Proceeds from Convertible Debt				$ 3,425,000							$ 4,887,000